Intangible Assets, Net (Other Than Goodwill)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL)

NOTE 5 – INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL)

The Company’s intangible assets consist primarily of intellectual property acquired from MultiPay and FIN and are amortized over their estimated useful lives as indicated below. The following is a summary of activity related to intangible assets for the six months ended June 30, 2021:

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Patents	Total

Useful Lives	10 Years	5 Years	10 Years	N/A

Carrying Value at December 31, 2020	$811,303	$3,171,394	$416,471	$128,308	$4,527,476
Additions	-	-	-	10,829	10,829
Amortization	(82,963)	(466,294)	(40,667)	(6,834)	(596,758)
Carrying Value at June 30, 2021	$728,340	$2,705,100	$375,804	$132,303	$3,941,547

The following is a summary of intangible assets as of June 30, 2021

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Patents	Total

Cost	$1,587,159	$4,476,273	$828,580	$142,424	$7,034,436
Accumulated amortization	(858,819)	(1,771,173)	(452,776)	(10,121)	(3,092,889)
Carrying Value at June 30, 2021	$728,340	$2,705,100	$375,804	$132,303	$3,941,547

Amortization expense totaled $596,758 and $579,371 for the six months ended June 30, 2021 and 2020, respectively.

Future expected amortization of intangible assets is as follows:

Fiscal Year Ending December 31,
Remainder of 2021	$593,476
2022	1,093,618
2023	1,042,629
2024	818,316
2025	301,699
Thereafter	91,809
$3,941,547

NOTE 4 – INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL)

The Company’s intangible assets consist of intellectual property acquired from Multi-Pay and FIN in addition to internally developed software that have been placed into service. They are amortized over their estimated useful lives as indicated below. The following is a summary of activity related to intangible assets for the years ended December 31, 2020 and 2019:

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents	Total
Useful Lives	10 Years	5 Years	10 Years	10 Years

Carrying Value at December 31, 2018	$1,128,734	$908,893	$1,191,942	$2,433	$78,182	$3,310,184
Additions	-	3,111,668	-	-	30,695	3,142,363
Impairment of assets	-	-	(154,622)	-	-	(154,622)
Amortization	(158,715)	(368,637)	(174,528)	(2,433)	-	(704,313)
Carrying Value at December 31, 2019	970,019	3,651,924	862,792	-	108,877	5,593,612
Additions	-	404,720	-	-	22,721	427,441
Amortization	(158,716)	(885,250)	(148,384)		(3,290)	(1,195,640)
Impairment of assets	-	-	(297,937)	-	-	(297,937)
Carrying Value at December 31, 2020	$811,303	$3,171,394	$416,471	$-	$128,308	$4,527,476

The following is a summary of intangible assets as of December 31, 2020:

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents	Total
Cost	$1,587,159	$4,476,271	$828,580	$14,087	$131,598	$7,037,695
Accumulated amortization	(775,856)	(1,304,877)	(412,109)	(14,087)	(3,290)	(2,510,219)
Carrying Value at December 31, 2020	$811,303	$3,171,394	$416,471	$-	$128,308	$4,527,476

The following is a summary of intangible assets as of December 31, 2019:

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents	Total
Cost	$1,587,159	$4,071,550	$1,498,363	$14,087	$108,877	$7,280,036
Accumulated amortization	(617,140)	(419,626)	(635,571)	(14,087)	-	(1,686,424)
Carrying Value at December 31, 2019	$970,019	$3,651,924	$862,792	$-	$108,877	$5,593,612

The following is the future amortization of intangible assets for the year ended December 31:

2021	$1,185,868
2022	1,092,535
2023	1,041,546
2024	817,959
2025	327,063
Thereafter	62,505
$4,527,476